Artisan Global Discovery Fund Expense Example - Artisan Global Discovery Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 144
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,722
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,713
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,340